BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of borrowings

In millions	December 31, 2024	December 31, 2023
Senior secured notes	$790.8	$—
Borrowings from related parties	—	4,077.0
Term loans	—	1,863.4
Revolving credit facility	—	291.0
Other borrowings	136.5	90.0
Total borrowings	$927.3	$6,321.4
Less: current portion	136.5	381.0
Non-current portion	$790.8	$5,940.4

Schedule of payments of borrowings, excluding interest, in future financial years
The scheduled payments of borrowings, excluding interest, in future financial years are summarized as follows:

In millions	December 31, 2024
2025	$136.5
2026	—
2027	—
2028	—
2029	—
Thereafter	800.0
Total repayments	$936.5
Less: Unamortized debt discount	(6.3)
Less: Unamortized debt issuance costs	(2.9)
Total long-term debt	$927.3
Less: Current portion	136.5
Non-current portion	$790.8